Employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 236,181	$ 226,725
Statutory and company benefits	43,870	41,299
Expenses related to defined benefit plans	5,350	5,256
Expenses related to defined contribution plans	12,939	12,410
Equity-settled share-based compensation	7,837	9,738
Cash-settled share-based compensation	41,839	27,241
Employee benefit expense	$ 348,016	$ 322,669